Borrowings (Details 1) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial loans	$ 113,573
Bank overdraft	66,060	72,970
Borrowings	$ 179,633	72,970
I C B C [Member]
IfrsStatementLineItems [Line Items]
Anual rate	39.00%
Financial loans	$ 68,465
Annual overdraft rate	100.00%
Bank overdraft	$ 1,087	28,067
Borrowings	$ 69,552	28,067
Nacion [Member]
IfrsStatementLineItems [Line Items]
Anual rate	33.00%
Financial loans	$ 20,186
Annual overdraft rate	90.00%
Bank overdraft	$ 4,993	7,446
Borrowings	$ 25,179	7,446
Provincia [Member]
IfrsStatementLineItems [Line Items]
Anual rate	75.00%
Financial loans	$ 15,678
Annual overdraft rate
Bank overdraft		13,159
Borrowings	$ 15,678	13,159
Credicoop [Member]
IfrsStatementLineItems [Line Items]
Anual rate	38.00%
Financial loans	$ 9,244
Annual overdraft rate	85.00%
Bank overdraft	$ 10,022	6,604
Borrowings	19,266	6,604
Macro [Member]
IfrsStatementLineItems [Line Items]
Financial loans
Annual overdraft rate	103.00%
Bank overdraft	$ 29,999	13,090
Borrowings	29,999	13,090
Ciudad [Member]
IfrsStatementLineItems [Line Items]
Financial loans
Annual overdraft rate	75.00%
Bank overdraft	$ 14,969
Borrowings	14,969
Industrial [Member]
IfrsStatementLineItems [Line Items]
Financial loans
Annual overdraft rate	100.00%
Bank overdraft	$ 4,990	4,604
Borrowings	$ 4,990	$ 4,604